Cover	Sep. 26, 2022
Cover [Abstract]
Entity Registrant Name	WeTrade Group Inc.
Entity Central Index Key	0001784970
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 26, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	WY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	No 1 Gaobei South Coast
Entity Address Address Line 2	Yi An Men 111 Block 37
Entity Address Address Line 3	Chao Yang District
Entity Address City Or Town	Beijing City
Entity Address Postal Zip Code	100020
City Area Code	86
Local Phone Number	135-011-76409
Entity Address Country	CN